Fair Value Measurements - Derivative warrant liabilities (Details) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of information about consolidated structured entities [line items]
Fair value beginning period		$ 11,360
Fair value ending period		$ 21,971
Decarbonization Plus Acquisition Corporation IV [Member]
Disclosure of information about consolidated structured entities [line items]
Fair value beginning period			$ 27,361,759
Fair value ending period	$ 27,361,759		15,988,000
Decarbonization Plus Acquisition Corporation IV [Member] | Level 3 [Member]
Disclosure of information about consolidated structured entities [line items]
Fair value beginning period	44,098,750		12,402,426
Change in fair value	(16,736,991)		(5,269,426)
Transfers to level 1	(14,959,333)
Transfers to level 2			(7,133,000)
Fair value ending period	12,402,426		0
Decarbonization Plus Acquisition Corporation IV [Member] | Level 3 [Member] | Private Warrant Liability [Member]
Disclosure of information about consolidated structured entities [line items]
Fair value beginning period	20,380,000		12,402,426
Change in fair value	(7,977,574)		(5,269,426)
Transfers to level 1	0
Transfers to level 2			(7,133,000)
Fair value ending period	12,402,426		0
Decarbonization Plus Acquisition Corporation IV [Member] | Level 3 [Member] | Public Warrant Liability [Member]
Disclosure of information about consolidated structured entities [line items]
Fair value beginning period	23,718,750		0
Change in fair value	(8,759,417)		0
Transfers to level 1	(14,959,333)
Transfers to level 2			0
Fair value ending period	$ 0		$ 0